Finance Expenses	6 Months Ended
Dec. 31, 2025
Finance Expenses [Abstract]
Finance Expenses

18. Finance Expenses

	Six Months Ended December 31, (Unaudited)
	2025	2024
	AUD$	AUD$
Amortization of debt discount	-	277,447
Commitment fee- Arena	1,867,623	-
Realized and unrealized currency losses (gains)	10,190	(24,040)
Interest expense	336,161	555,783
Total finance expenses	2,213,974	809,190